Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 23, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Segment Customer	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio	0.1					0.1
Advertising contract period, minimum						7 days
Advertising contract period, maximum						3 months
Advertising contract average period						1 month
Cash in foreign bank accounts						$ 1,200,000	$ 2,200,000
Impairment of intangible assets							4,500,000
Goodwill impairment charges							22,951,000
Leased office space surrendered in 2012						33.3333%
Leased office space surrendered in January 2013						66.6667%
Advertising expense						100,000	200,000
Research and development expense						1,400,000	1,500,000
Software development costs capitalized						3,500,000	0
Number of business activities						1
Revenue		3,356,000	2,086,000	8,316,000	5,633,000	10,285,000	6,566,000
Cash and cash equivalents		12,181,000	29,526,000	12,181,000	29,526,000	24,745,000	49,738,000
Restricted short-term investments						0	406,000
Number of Customers						3
Scenario, Previously Reported [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents						25,150,000	50,940,000	13,066,000
Voltari Connect Platform [Member]
Summary Of Significant Accounting Policies [Line Items]
Software development costs capitalized						2,200,000
Continuing Operations [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of intangible assets							3,525,000
Goodwill impairment charges							0
Software Development [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment useful life						3 years
UNITED KINGDOM | Continuing Operations [Member] | Advertising Segment [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue						8,800,000	4,800,000
UNITED KINGDOM | Continuing Operations [Member] | Wireless Carrier [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue						$ 1,500,000	$ 1,800,000
Sales Revenue, Segment [Member] | UNITED STATES | Geographic Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage						78.00%	72.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer 1 [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage						12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer 2 [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage						10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer 3 [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage						10.00%